Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Other Accounts Payable
	December 31,
	2025	2024

Employees and payroll accruals	$811	$675
Accrued expenses	298	301

	$1,109	$976